Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary compensation on Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation on Table Total for Non-PEO Named Executive Officers ($) (3)	Average Compensation on Actually Paid to Non-PEO Named Executive Officers ($) (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income ($) (7)	Adjusted EPS (non-GAAP) ($) (8)
2025	3,766,403	5,626,299	1,328,822	1,562,988	169	153	122,622,000	3.99
2024	3,946,912	5,625,052	1,289,347	1,696,537	137	151	116,035,000	3.40
2023	2,960,086	3,449,555	892,122	999,961	106	130	120,224,000	3.01
2022	2,040,082	1,195,017	698,529	537,868	95	128	124,555,000	2.92
2021	2,682,882	3,315,307	1,035,241	1,347,718	113	137	190,285,000	3.76

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1) The amounts reported in this column reflect the total compensation reported for Christopher T. Holmes, President and Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to Compensation of Executive Officers - Summary Compensation Table.
	(3) The amounts in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Christopher T. Holmes's, who has served as our President and CEO since 2013) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Holmes) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Michael M. Mettee, Travis K. Edmondson, Aimee T. Hamilton and Scott J. Tansil ; (ii) for 2024, Michael M. Mettee, Travis K. Edmondson, R. Wade Peery and Mark E. Hickman; (iii) for 2023, Michael M. Mettee, R. Wade Peery, Travis K. Edmondson and Mark E. Hickman; (iv) for 2022, Michael M. Mettee, Travis K. Edmondson, Aimee T. Hamilton, and R. Wade Peery; and (v) for 2021, Michael M. Mettee, J. Gregory Bowers, Travis K. Edmondson, and Wilburn J. Evans. Note that the average equity calculations for fiscal year 2022 is incorporating a pro- rata equity grant for Aimee T. Hamilton awarded under the LTIP related to the Company's performance in 2021 based on her November 2021 start date with the Company.
Peer Group Issuers, Footnote	TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the S&P 500 Banks Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 3,766,403	$ 3,946,912	$ 2,960,086	$ 2,040,082	$ 2,682,882
PEO Actually Paid Compensation Amount	$ 5,626,299	5,625,052	3,449,555	1,195,017	3,315,307
Adjustment To PEO Compensation, Footnote
(2) The amounts reported in this column represent the amount of Compensation Actually Paid to Christopher T. Holmes, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Christopher T. Holmes during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Christopher T. Holmes's Total compensation for each year to determine the Compensation Actually Paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($) (a)	Aggregate Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Aggregate Pension Benefit Adjustments ($)	Compensation Actually Paid to PEO
2025	3,766,403	(1,650,039)	3,509,935	—	—	5,626,299
2024	3,946,912	(1,500,006)	3,178,146	—	—	5,625,052
2023	2,960,086	(1,830,028)	2,319,497	—	—	3,449,555
2022	2,040,082	(1,250,008)	404,943	—	—	1,195,017
2021	2,682,882	(1,250,078)	1,882,503	—	—	3,315,307
(a) The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Reported fair values and changes in fair values of equity awards are calculated in accordance with FASB ASC Topic 718 under U.S. GAAP and incorporates probable vesting outcome for PSUs based upon the Company's performance to date and projections as measured under the LTIP for each respective period. Refer to additional discussion under subheading "Compensation Discussion and Analysis - 2025 Long Term Equity Incentive Grants".The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Aggregate Equity Award Adjustments ($)
2025	2,258,402	1,375,246	—	(123,713)	—	—	3,509,935
2024	2,159,435	1,117,317	—	(98,607)	—	—	3,178,146
2023	1,820,370	504,004	—	(4,877)	—	—	2,319,497
2022	613,379	(203,874)	—	(4,563)	—	—	404,943
2021	1,153,899	550,600	—	178,003	—	—	1,882,503

Non-PEO NEO Average Total Compensation Amount	$ 1,328,822	1,289,347	892,122	698,529	1,035,241
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,562,988	1,696,537	999,961	537,868	1,347,718
Adjustment to Non-PEO NEO Compensation Footnote
(4) The amounts in this column represent the average amount of Compensation Actually Paid to the NEOs as a group (excluding Mr. Holmes), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Holmes) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Holmes) for each year to determine the average Compensation Actually Paid, using the same methodology described above in Footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($) (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments ($)	Average Compensation Actually Paid to Non-PEO NEOs
2025	1,328,822	(437,560)	671,726	—	—	1,562,988
2024	1,289,347	(365,790)	772,980	—	—	1,696,537
2023	892,122	(405,658)	513,497	—	—	999,961
2022	698,529	(213,656)	52,995	—	—	537,868
2021	1,035,241	(320,037)	632,514	—	—	1,347,718

(a) The amounts deducted or added in calculating the average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2025	479,106	211,887	—	(19,267)	—	—	671,726
2024	526,598	257,364	—	(10,982)	—	—	772,980
2023	453,272	62,424	—	(2,198)	—	—	513,497
2022	123,085	(71,563)	—	1,473	—	—	52,995
2021	311,884	103,162	—	217,467	—	—	632,514

Compensation Actually Paid vs. Total Shareholder Return
The following graphs provide visual representations of the relationship between both the CAP of our PEO and Non-PEO NEOs and our (i) TSR, (ii) net income, and (iii) company-selected metric, Adjusted EPS. An additional graph depicts the relationship between the Company's TSR and a peer group TSR. CAP is influenced by numerous factors, including, but not limited to, the timing of new equity grants and outstanding award vesting, share price volatility during the fiscal year, mix of performance metrics, and other factors.

Compensation Actually Paid vs. Net Income
The following graphs provide visual representations of the relationship between both the CAP of our PEO and Non-PEO NEOs and our (i) TSR, (ii) net income, and (iii) company-selected metric, Adjusted EPS. An additional graph depicts the relationship between the Company's TSR and a peer group TSR. CAP is influenced by numerous factors, including, but not limited to, the timing of new equity grants and outstanding award vesting, share price volatility during the fiscal year, mix of performance metrics, and other factors.

Compensation Actually Paid vs. Company Selected Measure
The following graphs provide visual representations of the relationship between both the CAP of our PEO and Non-PEO NEOs and our (i) TSR, (ii) net income, and (iii) company-selected metric, Adjusted EPS. An additional graph depicts the relationship between the Company's TSR and a peer group TSR. CAP is influenced by numerous factors, including, but not limited to, the timing of new equity grants and outstanding award vesting, share price volatility during the fiscal year, mix of performance metrics, and other factors.

Total Shareholder Return Vs Peer Group
The following graphs provide visual representations of the relationship between both the CAP of our PEO and Non-PEO NEOs and our (i) TSR, (ii) net income, and (iii) company-selected metric, Adjusted EPS. An additional graph depicts the relationship between the Company's TSR and a peer group TSR. CAP is influenced by numerous factors, including, but not limited to, the timing of new equity grants and outstanding award vesting, share price volatility during the fiscal year, mix of performance metrics, and other factors.

Total Shareholder Return Amount	$ 169	137	106	95	113
Peer Group Total Shareholder Return Amount	153	151	130	128	137
Net Income (Loss)	$ 122,622,000	$ 116,035,000	$ 120,224,000	$ 124,555,000	$ 190,285,000
Company Selected Measure Amount	3.99	3.40	3.01	2.92	3.76
PEO Name	Christopher T. Holmes
Additional 402(v) Disclosure	Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. “Measurement period” is defined as: for 2021, the one-year period from market close December 31, 2020 through December 31, 2021; for 2022, the two-year period from market close on December 31, 2020 through December 31, 2022; for 2023, the three-year period from market close December 31, 2020 through
December 31, 2023; for 2024 the four-year period from market close December 31, 2020 through December 31, 2024; and for 2025 the five-year period from market close December 31, 2020 through December 31, 2025.
	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted net income applicable to FB Financial Corporation (non-GAAP)
Non-GAAP Measure Description	For each applicable year, Adjusted EPS (non-GAAP) is defined as that year's adjusted net income available to common shareholders divided by weighted average common shares outstanding on a fully diluted basis. This metric is used by the Compensation committee as the primary performance metric within the STIP. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company's compensation programs, the Company has determined that Adjusted EPS is the financial performance measure that, in the Company's assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to the Company's NEOs, for the most recently completed fiscal year, to Company performance. For non-GAAP reconciliation information, see Appendix B.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS (non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name	Core ROATCE - LTIP (non-GAAP)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted TBV
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,650,039)	(1,500,006)	(1,830,028)	(1,250,008)	(1,250,078)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,509,935	3,178,146	2,319,497	404,943	1,882,503
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,258,402	2,159,435	1,820,370	613,379	1,153,899
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,375,246	1,117,317	504,004	(203,874)	550,600
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(123,713)	(98,607)	(4,877)	(4,563)	178,003
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(437,560)	(365,790)	(405,658)	(213,656)	(320,037)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	671,726	772,980	513,497	52,995	632,514
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	479,106	526,598	453,272	123,085	311,884
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	211,887	257,364	62,424	(71,563)	103,162
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(19,267)	(10,982)	(2,198)	1,473	217,467
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0	$ 0	$ 0